Financial risk management - Sensitivity analysis for fair value measurements in Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	₩ 127,784	₩ 109,713
Unfavorable Changes - Financial Assets	(97,419)	(95,812)
Financial liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	45,202	58,104
Unfavorable Changes - Financial Liabilities	(42,294)	(57,315)
Effects on profit or loss for the period | Financial asset at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	38,489	45,433
Unfavorable Changes - Financial Assets	(33,351)	(42,214)
Effects on profit or loss for the period | Derivative assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	14,813	19,994
Unfavorable Changes - Financial Assets	(14,777)	(20,386)
Effects on profit or loss for the period | Financial liabilities designated at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	19,782	30,543
Unfavorable Changes - Financial Liabilities	(20,339)	(29,790)
Effects on profit or loss for the period | Derivative liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	25,420	27,561
Unfavorable Changes - Financial Liabilities	(21,955)	(27,525)
Securities at fair value through other comprehensive income | Securities at fair value through other comprehensive income
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	74,482	44,286
Unfavorable Changes - Financial Assets	₩ (49,291)	₩ (33,212)